EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
EMPLOYEE BENEFIT PLAN
Total provision under government-mandated defined contribution plan	$ 25,378	$ 21,503	$ 16,342